Allowance for credit losses - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 33,887	$ 137,861
Current period increase (decrease) in provision for expected credit losses	177,102	4,022
Write-offs charged against the allowance	0	(107,996)
Allowance for credit losses at end of period	210,989	33,887
Investment in finance leases
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	8,924	23,025
Current period increase (decrease) in provision for expected credit losses	1,244	(14,101)
Write-offs charged against the allowance	0	0
Allowance for credit losses at end of period	10,168	8,924
Notes receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	24,274	110,938
Current period increase (decrease) in provision for expected credit losses	176,069	21,332
Write-offs charged against the allowance	0	(107,996)
Allowance for credit losses at end of period	200,343	24,274
Loans receivable
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	689	3,898
Current period increase (decrease) in provision for expected credit losses	(211)	(3,209)
Write-offs charged against the allowance	0	0
Allowance for credit losses at end of period	$ 478	$ 689